LAND USE RIGHTS (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Land Use Rights [Line Items]
Begining Balance	$ 65,192,615	$ 58,630,950	$ 57,845,573
Exchange difference	(554,657)	2,157,486	257,137
Ending Balance	64,637,958	65,192,615	58,630,950
Xining City, Qinghai Province, the P.R.C. [Member]
Land Use Rights [Line Items]
land use rights acquired			528,240
Leasehold Expiration Period			2051
Enping City, Guangdong Province, the P.R.C. [Member]
Land Use Rights [Line Items]
land use rights acquired		489,904
Leasehold Expiration Period		2023
Land improvement cost incurred [Member]
Land Use Rights [Line Items]
land use rights acquired		$ 3,914,275